Cost of Revenues	12 Months Ended
Dec. 31, 2020
Cost Of Revenues [Abstract]
Cost of Revenues
1 3 .	Cost of Revenues
The following is a summary of cost of revenues for the years ended December 31, 2018, 2019 and 2020:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Revenue sharing fees	527,128	850,167	1,031,903
Salary and welfare benefits	11,750	29,072	41,159
Payment handling costs	7,219	15,573	22,692
Bandwidth costs	3,490	5,702	11,226
Share based compensation expens e	—	—	14,789
Others	16,047	9,641	12,909

Total	565,634	910,155	1,134,678